RESQ DYNAMIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 63.6%
	EQUITY - 63.6%
23,000	Bitwise Crypto Industry Innovators ETF(a)	$458,390
8,200	Communication Services Select Sector SPDR Fund	965,304
9,800	Consumer Discretionary Select Sector SPDR Fund	1,170,218
6,900	Consumer Staples Select Sector SPDR Fund	535,992
40,000	Direxion Daily S&P 500 Bear 3X Shares	1,418,800
20,000	Direxion Daily Technology Bear 3X Shares	345,800
7,700	Energy Select Sector SPDR Fund	344,267
26,200	Financial Select Sector SPDR Fund	1,434,974
7,263	Health Care Select Sector SPDR Fund	1,124,312
5,900	Industrial Select Sector SPDR Fund	915,208
27,200	iShares MSCI ACWI ETF	3,848,529
11,200	iShares MSCI Spain ETF	603,792
10,000	iShares Russell 2000 ETF	2,461,600
9,100	iShares U.S. Utilities ETF	986,076
4,400	Materials Select Sector SPDR Fund	199,540
2,900	ProShares UltraPro Short QQQ	198,650
4,800	Real Estate Select Sector SPDR Fund	193,680
22,600	Technology Select Sector SPDR Fund	3,253,722
4,000	Vanguard S&P 500 ETF	2,508,520
	TOTAL EXCHANGE-TRADED FUNDS (Cost $20,359,442)	22,967,374

	EXCHANGE-TRADED NOTES — 0.3%
	SPECIALTY - 0.3%
4,500	iPath Series B S&P 500 VIX Short-Term Futures ETN(a)	119,115
	TOTAL EXCHANGE-TRADED NOTES (Cost $163,466)

	SHORT-TERM INVESTMENTS — 36.0%
	MONEY MARKET FUNDS - 36.0%
13,023,148	First American Government Obligations Fund, Class X, 3.64% (Cost $13,023,148)(b)	$13,023,148

	TOTAL INVESTMENTS - 99.9% (Cost $33,546,056)	$36,109,637
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%	19,060
	NET ASSETS - 100.0%	$36,128,697

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of December 31, 2025.

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RESQ STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 75.2%
	FIXED INCOME - 75.2%
27,000	iShares 0-1 Year Treasury Bond ETF	$2,974,050
30,700	iShares 1-3 Year Treasury Bond ETF	2,542,574
64,500	JPMorgan Ultra-Short Income ETF	3,263,055
50,000	PIMCO Enhanced Short Maturity Active ETF	5,017,000
205,000	Schwab Short-Term U.S. Treasury ETF	4,995,850
60,000	Vanguard Short-Term Treasury ETF	3,523,800
	TOTAL EXCHANGE-TRADED FUNDS (Cost $22,312,327)	22,316,329

	SHORT-TERM INVESTMENTS — 1.6%
	MONEY MARKET FUNDS - 1.6%
470,079	First American Government Obligations Fund, Class X, 3.64% (Cost $470,079)(a)	470,079

	TOTAL INVESTMENTS - 76.8% (Cost $22,782,406)	$22,786,408
	OTHER ASSETS IN EXCESS OF LIABILITIES- 23.2%	6,890,247
	NET ASSETS - 100.0%	$29,676,655

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of December 31, 2025.

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